Annual Total Returns- JPMorgan US Large Cap Core Plus Fund (R2 R5 R6 Shares) [BarChart] - R2 R5 R6 Shares - JPMorgan US Large Cap Core Plus Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.66%)	18.15%	37.09%	14.85%	(0.09%)	9.99%	21.72%	(7.19%)	29.86%	26.21%